Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2022 CNY (¥) Customer
Net revenue from related party transactions	¥ 305,958	$ 41,916	¥ 134,378	¥ 226,539
Related parties amount in cost of revenue	70,493	9,658	62,372	64,876
Provision (Reversal) for credit losses	35,293	4,835	(24,359)	8,828
Operating expenses, related party costs	139,653	19,132	128,155	126,812
Interest and investment income related party	¥ 215,253	$ 29,490	¥ 202,304	¥ 143,848
No of ordinary shares per Ads after division	4	4	4	4